COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) € in Thousands, ₪ in Thousands, R in Thousands, $ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 04, 2018 USD ($)	Jan. 04, 2018 ILS (₪)	Jan. 17, 2018 USD ($)	Jan. 17, 2018 ILS (₪)	Dec. 31, 2018 USD ($) claims	Dec. 31, 2018 EUR (€) claims	Dec. 31, 2017 USD ($) claims	Dec. 31, 2016 USD ($) claims	Dec. 31, 2018 CAD ($)	Oct. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 ZAR (R)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2015 ZAR (R)	Apr. 27, 2014 USD ($)	Apr. 27, 2014 ILS (₪)	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS (₪)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 ILS (₪)	Jan. 31, 2008 USD ($)	Jan. 31, 2008 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 ILS (₪)
Loss Contingencies [Line Items]
Estimate of possible loss																							$ 17,060		$ 257
Total liability imposed					$ 8,903		$ 24,797	$ 5,868
Loss contingency liability, current					13,146		25,782
Loss contingency liability, non-current					26,089		23,454
Non-current insurance receivable					5,435		$ 8,502
Settlement amount for claims	$ 2,400		$ 13,900
Law suit claim amount					6,640
Australia [Member]
Loss Contingencies [Line Items]
Insurance receivable					50,000
USA [Member]
Loss Contingencies [Line Items]
Insurance receivable					$ 20,000
Canada [Member]
Loss Contingencies [Line Items]
Insurance receivable									$ 20,000
Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss											$ 6,520			$ 7,727
Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss											$ 3,700			$ 2,808
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims					131	131
Individual Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims					130	130
Motion to be recognized as a class action Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims					14	14
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims					54	54	34	31
Estimate of possible loss																	$ 56,180
Legal settelments and loss contingencies					$ 6,996		$ 9,552
Loss contingency liability					33,930		32,958
Loss contingency liability, current					7,841		9,504
Loss contingency liability, non-current					26,089		23,454
Insurance receivable					9,564		12,380
Current insurance receivable					4,129		3,878
Non-current insurance receivable					5,435		$ 8,502
Amount of unrenewed insurance					5					$ 6
Amount Israel insurance policy covers, minimum					5
Amount Israel insurance policy covers, maximum					$ 35
Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																					$ 60,500
Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																			$ 19,900
Euro [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €																								€ 15,700
Law suit claim amount | €						€ 5,800
Euro [Member] | Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €												€ 6,200			€ 7,100
ILS [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																										₪ 1,000
Settlement amount for claims | ₪		₪ 9,000		₪ 48,200
ILS [Member] | New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																		₪ 216,000
ILS [Member] | Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																						₪ 232,800
ILS [Member] | Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																				₪ 76,600
South African Rand [Member] | Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | R													R 51,200			R 43,700